Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 75,931	$ 56,556
Deferred tax liabilities	(267,599)	(76,055)
Net deferred tax liabilities	(191,668)	(19,499)
Net deferred tax liabilities	(191,668)	(19,499)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	19,499	20,915
Deferred income tax (recovery) expense through income statement	(3,870)	(1,416)
Deferred income tax expense through equity	176,039
Ending balance	191,668	19,499
Reclamation and closure cost obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,872	13,080
Carried forward tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,192	17,729
Accounts payable and accrued liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	19,370	16,437
Deductibility of resource taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,085	3,414
Lease obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,270	5,769
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,153	127
Mineral Properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(244,296)	(55,134)
Mining and foreign withholding taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(4,523)	(4,862)
Equipment and Building [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	23,989
Deferred tax liabilities		(1,928)
Convertible Debentures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,198)	(1,544)
Inflation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(10,163)	(11,210)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (7,419)	$ (1,377)